Sales - Trade receivables - Categories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Trade receivables depreciated according to their age	€ 1,233	€ 1,050	€ 1,078
Trade receivables depreciated according to other criteria	579	600	443
Net trade receivables past due	1,812	1,650	1,521
Not past due	3,508	3,645	3,655
Net trade receivables	€ 5,320	€ 5,295	€ 5,175	€ 4,964